Deposits (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Maturities of time deposits [Abstract]
2015		$ 392,738
2016		145,628
2017		67,578
2018		12,107
2019 and thereafter		38,975
Total	$ 643,540	657,026	$ 642,013
Brokered deposits		27,300
Aggregate amount of time deposits in denominations of $250,000 or more		$ 323,700	$ 270,300